Accounting Policies - Schedule of Estimated Useful Life of Intangible Assets (Details)	12 Months Ended
Sep. 30, 2024
Development costs
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets	10 years
Patents and trademarks
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets	10 years
Software | Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets	5 years
Software | Top of Range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets	10 years